united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 402-895-1600

Date of fiscal year end: 10/31

Date of reporting period: 01/31/17

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

RVX Emerging Markets Equity Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2017

Shares		Value
	COMMON STOCK - 76.7
	AEROSPACE / DEFENSE - 3.3%
1,505	Embraer SA - ADR	$ 34,404

	AUTO MANUFACTURERS - 2.0%
543	Tata Motors Ltd. - ADR	21,155

	BANKS - 9.0%
3,894	ICICI Bank Ltd. - ADR	30,179
1,487	Kasikornbank PCL - ADR	31,837
16,800	Malayan Banking Bhd	31,178
		93,194
	DIVERSIFIED FINANCIAL SERVICES - 3.2%
812	KB Financial Group, Inc. - ADR *	32,967

	ELECTRIC - 2.9
6,300	Enel Chile SA - ADR	30,366

	ENERGY - ALTERNATIVE SOURCES - 3.2%
27,000	China Everbright Internet	32,744

	FOOD - 3.5%
1,880	Cosan Ltd.	15,378
2,500	Dairy Farm International Holdings Ltd.	20,950
		36,328
	HOLDING COMPANIES - DIVERSIFIED - 1.4%
3,100	Grana Y Montero SAA - ADR	13,981

	INSURANCE - 2.9%
2,900	Ping An Insurance Group Co of China Ltd. - ADR	29,935

	INTERNET - 3.3%
339	Alibaba Group Holding Ltd. - ADR *	34,344

	INVESTMENT COMPANIES - 1.9%
750	GT Capital Holdings, Inc.	19,666

	IRON / STEEL -5.3%
2,750	Gerdau SA - ADR	10,533
568	POSCO - ADR	32,876
1,160	Vale SA - ADR	11,809
		55,218
	LODGING - 4.4%
53,000	Donaco International Ltd.	14,491
700	Sands China Ltd. - ADR	30,941
		45,432
	MEDIA - 3.2%
2,037	Naspers Ltd. - ADR	32,623

	OIL & GAS - 11.7%
418	China Petroleum & Chemical Corp. - ADR	33,457
559	LUKOIL PJSC - ADR	31,419
1,035	Sasol Ltd. - ADR	30,905
1,163	YPF SA - ADR	25,202
		120,983
	OIL & GAS SERVICES - 3.3%
32,000	China Oilfield Services Ltd.	34,133

	RETAIL - 3.1%
11,000	Luk Fook Holdings International Ltd.	32,393

	SEMICONDUCTORS - 3.1%
1,028	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	31,775

	TELECOMMUNICATIONS - 6.0%
3,212	Mobile TeleSystems PJSC - ADR	33,630
3,101	MTN Group Ltd. - ADR	28,715
		62,345

	TOTAL COMMON STOCK (Cost - $757,028)	793,986

RVX Emerging Markets Equity Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2017

Shares		Value
	EXCHANGE TRADED FUNDS - 3.3%
	EQUITY FUNDS - 3.3%
1,160	iShares MSCI UAE Capped ETF	$ 19,778
540	VanEck Vectors Egypt Index ETF *	14,267
	TOTAL EXCHANGE TRADED FUNDS (Cost - $35,297)	34,045

	SHORT-TERM INVESTMENTS - 20.2%
	MONEY MARKET FUND - 20.2%
208,950	Fidelity Investments Money Market Funds - Treasury Portfolio, 0.24% (a)
	(Cost - $208,950)	208,950

	TOTAL INVESTMENTS - 100.2% (Cost - $1,001,275) (b)	$ 1,036,981
	LIABILITIES LESS OTHER ASSETS - (0.2) %	(2,365)
	NET ASSETS - 100.0%	$ 1,034,616

	ADR - American Depositary Receipt
	ETF - Exchange Traded Fund
*	Non-Income producing investment.
(a)	Variable rate security; the rate shown represents the rate at January 31, 2017.
(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes $1,001,275 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 43,825
	Unrealized Depreciation:	(8,119)
	Net Unrealized Appreciation:	$ 35,706

RVX Emerging Markets Equity Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2017

The following is a summary of significant accounting policies followed by the Fund in preparation of its Portfolio of Investments. The policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services" - Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase may be valued at amortized cost.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair value as determined using the “fair value” procedures approved by Trust's Board of Trustees (the "Board"). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisors. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

RVX Emerging Markets Equity Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2017

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2016 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments
Common Stock	$ 624,230	$ 169,756	$ -	$ 793,986
Exchange Traded Funds	34,045	-	-	34,045
Short-Term Investments	208,950	-	-	208,950
Total Investments	$ 867,225	$ 169,756	$ -	$ 1,036,981

The Fund did not hold any Level 2 or Level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Exchange Traded Funds - The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By

/s/ Andrew Rogers

Andrew Rogers, Principal Executive Officer

Date: 03/24/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Andrew Rogers

Andrew Rogers, Principal Executive Officer

Date: 03/24/2017

By

/s/ James Colantino

James Colantino, Principal Financial Officer

Date: 03/24/2017